INCOME TAXES (Details 2) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Current				$ 0	$ 0
Deferred				0	0
Deferred provision (credit)				1,623,000	434,000
Change in valuation allowance				(1,623,000)	(434,000)
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0